Long-Term Debt - 2017 and 2018 Notes - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Oct. 10, 2012
2017 Notes [Member]
Debt Instrument [Line Items]
Aggregate amount of senior notes issued			$ 600,000,000
Debt Instrument Percentage			9.00%
Redemption price as a percentage of principal amount Prior to Redemption date	109.00%	109.00%
2017 Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Notes redemption date	Apr. 15, 2015	Apr. 15, 2015
2018 Notes [Member]
Debt Instrument [Line Items]
Aggregate amount of senior notes issued			300,000,000
Debt Instrument Percentage			11.25%
Redemption price as a percentage of principal amount Prior to Redemption date	111.25%	111.25%
2018 Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Notes redemption date	Oct. 15, 2015	Oct. 15, 2015
2017 and 2018 Notes [Member]
Debt Instrument [Line Items]
Maximum percentage of dividend of future net income	50.00%	50.00%
Percent of consolidated net assets that restricted net assets of consolidated subsidiaries exceeded		25.00%
Restricted net assets		$ 174,500,000
Redemption price as a percentage of principal amount	100.00%	100.00%
Optional redemption amount prior to redemption date	35.00%	35.00%
2017 and 2018 Notes [Member] | Change Of Control Event [Member]
Debt Instrument [Line Items]
Redemption price as a percentage of principal amount	101.00%	101.00%